CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Current assets:
Cash and cash equivalents	¥ 269,902	¥ 247,740
Trade notes and accounts receivable, net of allowance for doubtful accounts of 1,126 million on March 31, 2014 and 830 million on March 31, 2015:
Notes	15,221	12,188
Accounts	222,396	184,096
Inventories	171,011	124,325
Other current assets	51,984	48,067
Total current assets	730,514	616,416
Marketable securities and other securities investments	21,516	16,437
Investments in and advances to affiliated companies	2,167	2,018
Long-term Investments, Total	23,683	18,455
Property, plant and equipment:
Land	47,377	46,328
Buildings	190,330	177,583
Machinery and equipment	426,352	364,453
Construction in progress	33,830	18,372
Property, Plant and Equipment, Gross, Total	697,889	606,736
Less-Accumulated depreciation	(358,911)	(308,063)
Property, Plant and Equipment, net	338,978	298,673
Goodwill	172,430	152,368
Other non-current assets, net of allowance for doubtful accounts of \467 million on March 31, 2014 and \465 million on March 31, 2015	89,534	81,026
Total assets	1,355,139	1,166,938
Current liabilities:
Short-term borrowings	52,401	22,600
Current portion of long-term debt	45,485	29,245
Trade notes and accounts payable	194,998	166,383
Accrued expenses	33,375	31,045
Other current liabilities	37,890	33,285
Total current liabilities	364,149	282,558
Long-term liabilities:
Long-term debt	184,612	299,411
Accrued pension and severance costs	19,576	17,912
Other long-term liabilities	33,504	26,264
Total long-term liabilities	¥ 237,692	¥ 343,587
Commitments and contingencies (Notes 21 and 22)
Equity:
Common stock authorized 2014 and 2015: 960,000,000 shares; issued: 2014 290,150,160 shares / 2015 294,108,416 shares	¥ 77,071	¥ 66,551
Additional paid-in capital	105,459	65,197
Retained earnings	427,842	367,485
Accumulated other comprehensive income (loss):
Foreign currency translation adjustments	131,330	54,540
Net unrealized gains and losses on securities	7,412	4,185
Net gains and losses on derivative instruments	(1,072)	(24)
Pension liability adjustments	(2,844)	(323)
Treasury stock, at cost: 2014 14,343,952 shares / 2015 9,636 shares	(27)	(39,640)
Total Nidec Corporation shareholders' equity	745,171	517,971
Noncontrolling interests	8,127	22,822
Total equity	753,298	540,793
Total liabilities and equity	¥ 1,355,139	¥ 1,166,938